Deferred tax assets and liabilities - Changes in Deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	€ (345.3)	€ (309.3)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	4.3	(7.1)
Recognized in Other Comprehensive Income	24.8	(29.4)	€ (23.8)
Movement in foreign exchange	(0.5)	(1.5)
Closing balance	(318.2)	(345.3)	(309.3)
Deferred tax relating to items credited (charged) directly to equity	(1.5)	2.0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(33.7)	(25.5)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	4.2	(8.7)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.1	0.5
Closing balance	(29.4)	(33.7)	(25.5)
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(354.7)	(349.1)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	(13.5)	(4.8)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.0	(0.8)
Closing balance	(368.2)	(354.7)	(349.1)
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	13.0	36.4
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	(0.1)	1.0
Recognized in Other Comprehensive Income	6.3	(26.1)
Movement in foreign exchange	0.1	(0.3)
Closing balance	17.8	13.0	36.4
Deferred tax relating to items credited (charged) directly to equity	1.5	(2.0)
Tax value of loss carry forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	43.8	40.4
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	6.9	4.8
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	0.4	(1.4)
Closing balance	51.1	43.8	40.4
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(8.8)	(5.3)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	(1.7)	(0.5)
Recognized in Other Comprehensive Income	18.5	(3.3)
Movement in foreign exchange	(0.1)	0.3
Closing balance	7.9	(8.8)	(5.3)
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(4.9)	(6.2)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	8.5	1.1
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	(1.0)	0.2
Closing balance	2.6	(4.9)	€ (6.2)
Deferred tax relating to items credited (charged) directly to equity	€ 0.0	€ 0.0